Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Long-term Debt
The following table summarizes information relating to our long-term debt, (in thousands):

	September 30, 2021
	(Unaudited)
	Principal	Change in Fair Value	Conversion of Debt	Accreted Debt Interest	Net
3.00% – 2020 Convertible Notes	$21,281	$16,811	(38,092)	—	$—
8.00% – 2020 Convertible Notes	8,000	22,897	(30,897)	—	—
2020 Term Facility Loan	33,949	6,234	(13,003)	1,410	28,590
5.00% – $50.0 Million Convertible Notes	10,274	2,310	(12,584)	—	—
5.00% – $25.0 Million Convertible Notes	25,000	17,569	(42,569)	—	—
5.00% – $30.0 Million Convertible Notes	30,000	14,258	(44,258)	—	—

Total long-term debt	$128,504	$80,079	(181,403)	1,410	$28,590
Less: current portion of long-term debt					(28,590)

Long-term debt, net of current portion					$—

	December 31, 2020
	Principal	Change in Fair Value	Net
3.00% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860

Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt			—

Long-term debt, net of current portion			$74,804

The following table summarizes information relating to our long-term debt, (in thousands):

	December 31, 2020
	Principal	Fair Value Adjustment	Net
3.0% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860

Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt	—	—	—

Long-term debt, net of current portion	$54,641	$20,163	$74,804

Schedule of Future Maturities of Debt Agreements
Future minimum payments under the Company’s debt agreements as of September 30, 2021 are as follows (in thousands):

2020 Term Facility Loan
2021 (for the remaining period)	$5,000
2022	32,303
2023	—
2024	—
2025	—
Thereafter	—

Total future minimum payments	$37,303
Less: current portion of debt principal	(37,303)

Non-current portion of debt principal	$—

Future minimum payments under the debt agreements as of December 31, 2020 are as follows (in thousands):

Convertible Notes
Year Ending December 31:
2021	$—
2022	—
2023	—
2024	—
2025	66,281
Thereafter	10,000

Total future minimum payments	$76,281
Less: current portion of debt principal	—

Non-current portion of debt principal	$76,281